Cash and cash equivalents - Summary of Cash and Cash Equivalents in the Statement of Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 124	$ 104
Short-term deposits	301	358
Money market funds	1,025	892
Repurchase agreements	0	321
Cash and cash equivalents as recorded in the Group statement of financial position	1,450	1,675
Bank overdrafts	(59)	(51)
Cash and cash equivalents as recorded in the Group statement of cash flows	$ 1,391	$ 1,624	$ 108	$ 600